REVENUES BY SEGMENT	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
REVENUES BY SEGMENT

NOTE－ 15 REVENUES BY SEGMENT

	Year ended December 31,
	2023	2024	2025
	S$’000	S$’000	S$’000

Sale of heavy equipment and parts	56,449	45,763	61,234
Engineering consultancy service income	7,032	2,190	2,178
Rental income	9,301	10,543	12,766
	72,782	58,496	76,178

In accordance with ASC 280, Segment Reporting, operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision-making group, in deciding how to allocate resources and in assessing performance. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. Management, including the chief operating decision maker, reviews operation results by the revenue of different services. Based on management’s assessment, the Company has determined that it has three operating segments as defined by ASC 280 as follow:

1.	Sale of heavy equipment and parts
2.	Engineering consultancy service income
3.	Rental income

Information regarding the results of each reportable segment is included below. Performance is measured based on segment revenue and gross profit/(loss), as included in the internal management reports that are reviewed by the Company’s CODM. Both segment revenue and gross profit/(loss) are used to measure performance as management believes that such information is the most relevant in evaluating the level of activities and results of these segments.

The Group does not allocate any operating costs or assets to its business segments as the Group’s CODM does not use this information to measure the performance of the operating segments.

The following tables present summary information by product type for the year ended December 31, 2023, 2024 and 2025, respectively:

	For the year ended December 31, 2023
	Sale of heavy equipment and parts	Engineering consultancy service	Rental income	Total
	S$’000	S$’000	S$’000	S$’000
Revenue	56,449	7,032	9,301	72,782
Cost of revenues	(46,352)	(5,240)	(5,408)	(57,000)
Gross Profit	10,097	1,792	3,893	15,782

	For the year ended December 31, 2024
	Sale of heavy equipment and parts	Engineering consultancy service	Rental income	Total
	S$’000	S$’000	S$’000	S$’000
Net revenues	45,763	2,190	10,543	58,496
Cost of revenues	(41,489)	(1,428)	(4,921)	(47,838)
Gross Profit	4,274	762	5,622	10,658

	For the year ended December 31, 2025
	Sale of heavy equipment and parts	Engineering consultancy service	Rental income	Total
	S$’000	S$’000	S$’000	S$’000
Net revenues	61,234	2,178	12,766	76,178
Cost of revenues	(51,939)	(620)	(5,003)	(57,562)
Gross Profit	9,295	1,558	7,763	18,616

In the following table, revenue is disaggregated by the timing of revenue recognition.

	For the year ended December 31, 2023
	Sale of heavy equipment and parts	Engineering consultancy service	Rental income	Total
	S$’000	S$’000	S$’000	S$’000
Timing of revenue recognition:
Point in time	56,449	7,032	-	63,481
Over time	-	-	9,301	9,301
Total net revenues	56,449	7,032	9,301	72,782

	For the year ended December 31, 2024
	Sale of heavy equipment and parts	Engineering consultancy service	Rental income	Total
	S$’000	S$’000	S$’000	S$’000
Timing of revenue recognition:
Point in time	45,763	2,190	-	47,953
Over time	-	-	10,543	10,543
Total net revenues	45,763	2,190	10,543	58,496

	For the year ended December 31, 2025
	Sale of heavy equipment and parts	Engineering consultancy service	Rental income	Total
	S$’000	S$’000	S$’000	S$’000
Timing of revenue recognition:
Point in time	61,234	2,178	-	63,412
Over time	-	-	12,766	12,766
Total net revenues	61,234	2,178	12,766	76,178

The following table presents the depreciation expenses of property and equipment in cost of revenues by segment for the years ended December 31, 2023, 2024 and 2025:

	For the year ended December 31, 2023
	Sale of heavy equipment and parts	Engineering consultancy service	Rental income	Total
	S$’000	S$’000	S$’000	S$’000
Total depreciation expenses of property and equipment	-	-	3,611	3,611

	For the year ended December 31, 2024
	Sale of heavy equipment and parts	Engineering consultancy service	Rental income	Total
	S$’000	S$’000	S$’000	S$’000
Total depreciation expenses of property and equipment	-	-	4,094	4,094

	For the year ended December 31, 2025
	Sale of heavy equipment and parts	Engineering consultancy service	Rental income	Total
	S$’000	S$’000	S$’000	S$’000
Total depreciation expenses of property and equipment	-	-	4,494	4,494

The following table presents revenue by geography area, Singapore and other countries based on the geography location for the year ended December 31, 2023, 2024 and 2025.

	Year ended December 31,
	2023	2024	2025
	S$’000	S$’000	S$’000

Singapore	69,735	54,836	73,134

Other countries(1)	3,047	3,660	3,044

Total net revenues	72,782	58,496	76,178

(1)	Other countries include Indonesia, China and Hong Kong.